Schedule of Fair Value of Liability Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Total	$ 4,359	$ 3,598
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Total	575	1,006
Sponsors Warrants [Member]
Class of Warrant or Right [Line Items]
Total	60	1,190
Two Thousand Twenty Three Registered Direct Warrants [Member]
Class of Warrant or Right [Line Items]
Total	3,016
May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member]
Class of Warrant or Right [Line Items]
Total	$ 708	$ 1,402